Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000002934 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002934 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002934 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002934 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002934 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002934 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002934 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002934 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002934 | Advance Auto Parts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002934 | Heidrick & Struggles International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002934 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000002934 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002934 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000002934 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002934 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002934 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002934 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002934 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002934 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002934 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000002934 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002933 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002933 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002933 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002933 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002933 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002933 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002933 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002933 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002933 | Advance Auto Parts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002933 | Heidrick & Struggles International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002933 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000002933 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002933 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000002933 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002933 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002933 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002933 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002933 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002933 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002933 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002933 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000002933 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061068 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061068 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061068 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061068 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061068 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061068 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061068 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061068 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061068 | Advance Auto Parts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061068 | Heidrick & Struggles International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061068 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000061068 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061068 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000061068 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000061068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000061068 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061068 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000061068 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000061068 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000061068 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061068 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000061068 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002931 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002931 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002931 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002931 | OPENLANE Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002931 | TTM Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002931 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002931 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002931 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002931 | Advance Auto Parts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002931 | Heidrick & Struggles International Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002931 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000002931 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002931 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000002931 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000002931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000002931 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002931 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002931 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002931 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000002931 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002931 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000002931 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002912 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002912 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002912 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002912 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002912 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002912 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002912 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002912 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002912 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002912 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002912 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000002912 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002912 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000002912 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000002912 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002912 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002912 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002912 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002912 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002912 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002912 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002912 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000002912 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000002912 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000002912 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002912 | Other Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002912 | Computer Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002912 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002914 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002914 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002914 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002914 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002914 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002914 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002914 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002914 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002914 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002914 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002914 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000002914 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002914 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000002914 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000002914 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002914 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002914 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002914 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002914 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002914 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002914 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000002914 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000002914 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000002914 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002914 | Other Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002914 | Computer Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002914 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061063 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061063 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061063 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000061063 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000061063 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061063 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061063 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061063 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061063 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061063 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061063 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000061063 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061063 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000061063 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000061063 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000061063 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061063 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061063 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061063 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000061063 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000061063 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000061063 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000061063 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000061063 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000061063 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000061063 | Other Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000061063 | Computer Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061063 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002911 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002911 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002911 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002911 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002911 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002911 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002911 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002911 | Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002911 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002911 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002911 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000002911 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002911 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000002911 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000002911 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002911 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002911 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002911 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000002911 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002911 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002911 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000002911 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000002911 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000002911 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002911 | Other Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002911 | Computer Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002911 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002922 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002922 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002922 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002922 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002922 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002922 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002922 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002922 | Riot Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002922 | Uber Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002922 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002922 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002922 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000002922 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002922 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000002922 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002922 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002922 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002922 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002922 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002922 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002922 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002922 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002922 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002921 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002921 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002921 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002921 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002921 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002921 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002921 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002921 | Riot Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002921 | Uber Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002921 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002921 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002921 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000002921 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002921 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000002921 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002921 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002921 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002921 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002921 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002921 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002921 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002921 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002921 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061065 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061065 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061065 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061065 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061065 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061065 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061065 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061065 | Riot Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061065 | Uber Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061065 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061065 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061065 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000061065 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000061065 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000061065 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061065 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000061065 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000061065 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000061065 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061065 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000061065 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000061065 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061065 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002919 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002919 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002919 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002919 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000002919 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002919 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002919 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002919 | Riot Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002919 | Uber Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002919 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002919 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002919 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000002919 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002919 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000002919 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002919 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000002919 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002919 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000002919 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002919 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000002919 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002919 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002919 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002918 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002918 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002918 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002918 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002918 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | The Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | O'Reilly Automotive Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002918 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000002918 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002918 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002918 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002918 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000002918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000002918 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000002918 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002918 | Commercial Services and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002918 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002918 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002916 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002916 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002916 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002916 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002916 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | The Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | O'Reilly Automotive Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002916 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002916 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000002916 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002916 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002916 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002916 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000002916 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000002916 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002916 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000002916 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002916 | Commercial Services and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002916 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002916 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061064 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061064 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061064 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061064 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061064 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | The Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | O'Reilly Automotive Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061064 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061064 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000061064 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000061064 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000061064 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000061064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000061064 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000061064 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000061064 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061064 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000061064 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000061064 | Commercial Services and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061064 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061064 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002917 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002917 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002917 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002917 | McKesson Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002917 | General Dynamics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | The Progressive Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | O'Reilly Automotive Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002917 | Packaging Corp. of America
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002917 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000002917 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002917 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002917 | Retail
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000002917 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000002917 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000002917 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002917 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000002917 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002917 | Commercial Services and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002917 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002917 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002928 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002928 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002928 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002928 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002928 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002928 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002928 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002928 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002928 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002928 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002928 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000002928 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002928 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002928 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002928 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000002928 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002928 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002928 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000002928 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002928 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002928 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002928 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002928 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002930 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002930 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002930 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002930 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002930 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002930 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002930 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002930 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002930 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002930 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002930 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000002930 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002930 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002930 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002930 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000002930 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002930 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002930 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000002930 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002930 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002930 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002930 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002930 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061067 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061067 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061067 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061067 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061067 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061067 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061067 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061067 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061067 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061067 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000061067 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000061067 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000061067 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061067 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061067 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000061067 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000061067 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061067 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000061067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061067 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000061067 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061067 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061067 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002927 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002927 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002927 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002927 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002927 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002927 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002927 | Burnham Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002927 | Gencor Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002927 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002927 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002927 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000002927 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002927 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002927 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002927 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000002927 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002927 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002927 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000002927 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002927 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002927 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002927 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002927 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%